Derivative financial instruments - Recognised at fair value (Details) - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Non-current derivative assets	€ 2.6	€ 23.0	€ 88.5
Current derivative assets	212.1	286.3	269.1
Total derivative assets	214.7	309.3	357.6
Current derivative liabilities	(190.5)	(1.7)	(555.4)
Non-current derivative liabilities	(415.5)	(2.6)	(111.6)
Total derivative liabilities	(606.0)	(4.3)	(667.0)
Net derivative financial instrument position at year-end	(391.3)	305.0	(309.4)
Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Non-current derivative assets	2.6	23.0	88.5
Current derivative assets	212.1	286.3	269.1
Current derivative liabilities	(190.5)	(1.7)	(555.4)
Non-current derivative liabilities	€ (415.5)	€ (2.6)	€ (111.6)